Schedule of fair value of options granted (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate		3.93%
Illiquidity Discount		30.00%
Expected stock price volatility		62.30%
Dividend yield	0.00%